Financial Instruments - Fair Value Hierarchy (Details) - Fair Value - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Financial instruments measured at fair value on a recurring basis
Long-term debt, including current portion	$ 2,425,305	$ 2,527,262
Accrued liabilities	15,823	15,464
Non-recurring basis
Financial instruments measured at fair value on a recurring basis
Long-term debt, including current portion	2,425,305	2,527,262
Accrued liabilities	15,823	15,464
Non-recurring basis | Level II
Financial instruments measured at fair value on a recurring basis
Long-term debt, including current portion	2,425,305	2,527,262
Accrued liabilities	15,823	15,464
Notes | ZIM
Financial instruments measured at fair value on a recurring basis
Notes	11,587	35,574
Notes | ZIM | Recurring basis
Financial instruments measured at fair value on a recurring basis
Notes	11,587
Notes | ZIM | Recurring basis | Level II
Financial instruments measured at fair value on a recurring basis
Notes	11,587
Notes | ZIM | Non-recurring basis
Financial instruments measured at fair value on a recurring basis
Notes		35,574
Notes | ZIM | Non-recurring basis | Level II
Financial instruments measured at fair value on a recurring basis
Notes		35,574
Notes | HMM
Financial instruments measured at fair value on a recurring basis
Notes	13,595	25,651
Notes | HMM | Recurring basis
Financial instruments measured at fair value on a recurring basis
Notes	13,595
Notes | HMM | Recurring basis | Level II
Financial instruments measured at fair value on a recurring basis
Notes	$ 13,595
Notes | HMM | Non-recurring basis
Financial instruments measured at fair value on a recurring basis
Notes		25,651
Notes | HMM | Non-recurring basis | Level II
Financial instruments measured at fair value on a recurring basis
Notes		$ 25,651